Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Equity at Dec. 31, 2022	$ 21,005	$ 80,917	$ 10,476	$ (5,458)	$ (64,930)
Statement [Line Items]
Net profit/loss for the year ended	(922)	0	0	0	(922)
Other comprehensive income/loss for the year	(531)	0	0	(531)	0
Stock options exercised	56	97	(41)	0	0
Share-based compensation	288	0	288	0	0
Total transactions with owners	344	97	247	0	0
Equity at Dec. 31, 2023	19,896	81,014	10,723	(5,989)	(65,852)
Statement [Line Items]
Net profit/loss for the year ended	(1,039)	0	0	0	(1,039)
Other comprehensive income/loss for the year	1,725	0	0	1,725	0
Share-based compensation	196	0	196	0	0
Total transactions with owners	196	0	196	0	0
Equity at Dec. 31, 2024	20,778	81,014	10,919	(4,264)	(66,891)
Statement [Line Items]
Net profit/loss for the year ended	(7,097)	0	0	0	(7,097)
Other comprehensive income/loss for the year	(908)	0	0	(908)	0
Share-based compensation	136	0	136	0	0
Total transactions with owners	136	0	136	0	0
Equity at Dec. 31, 2025	$ 12,909	$ 81,014	$ 11,055	$ (5,172)	$ (73,988)